Short-Term Borrowings (Additional Information On Short-Term Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Outstanding at December 31st	$ 303,045	$ 395,543	$ 220,328
Maximum month-end outstanding balance	640,768	395,543	289,248
Average daily outstanding balance	$ 284,201	$ 220,146	$ 216,116
Average rate during the year	0.22%	0.26%	0.38%
Average rate at year end	0.22%	0.27%	0.24%